Segment Information - Summary of Segment Information (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Segment assets	¥ 23,973,153		¥ 21,921,030	¥ 20,461,465
Provisions for product warranties	141,707
Write-down of inventories recognized as an expense	11,295		28,420	37,752
Unallocated corporate assets [member]
Disclosure of operating segments [line items]
Segment assets	1,319,995		696,327	787,022
Product warranties [member]
Disclosure of operating segments [line items]
Provisions for product warranties	¥ 118,378	[1]	¥ 272,076	¥ 212,275

[1]	Honda recognizes provisions for product warranties to cover future product warranty expenses. Honda recognizes costs for general warranties on products Honda sells and for specific warranty programs, including product recalls. Honda recognizes general estimated warranty costs at the time products are sold to customers. Honda also recognizes specific estimated warranty program costs when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. These provisions are estimated based on historical warranty claim experience with consideration given to the expected level of future warranty costs as well as current information on repair costs. Provision for product warranties are utilized for expenditures based on the demand from customers and dealers.